Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings per share
Summary of earnings per share

	At March 31,
	2020	2019	2018
Basic earnings per ordinary share (€)	0.5824	0.7739	1.2151
Diluted earnings per ordinary share (€)	0.5793	0.7665	1.2045
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,113.8	1,143.6	1,193.5
Diluted (a)	1,119.8	1,154.6	1,204.0
(a)	Details of share options in issue have been described more fully in Note 18 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.